Risk management - Aging analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (Details) - ING Bank consumer lending portfolio, outstandings - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	€ 895	€ 802
Increase (decrease) in financial assets	93
Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	628	538
Increase (decrease) in financial assets	90
Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	189	186
Increase (decrease) in financial assets	3
Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	78	78
Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	122	101
Increase (decrease) in financial assets	22
Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	84	62
Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	32	35
Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	6	4
Belgium
Disclosure of credit risk exposure [line items]
Financial assets	305	263
Increase (decrease) in financial assets	42
Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	219	185
Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	60	49
Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	26	29
Germany
Disclosure of credit risk exposure [line items]
Financial assets	129	125
Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	70	65
Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	37	37
Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	22	24
Poland
Disclosure of credit risk exposure [line items]
Financial assets	68	74
Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	58	61
Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	6	9
Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	3	4
Spain
Disclosure of credit risk exposure [line items]
Financial assets	48	36
Spain | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	22	12
Spain | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	17	16
Spain | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	9	8
Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	34	32
Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	25	22
Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	5	6
Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	4	3
Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	150	112
Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	121	93
Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	23	15
Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	6	4
America
Disclosure of credit risk exposure [line items]
Financial assets	1	1
America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	1	0
America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Asia
Disclosure of credit risk exposure [line items]
Financial assets	1	0
Asia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Asia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	1	0
Asia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Australia
Disclosure of credit risk exposure [line items]
Financial assets	38	59
Increase (decrease) in financial assets	(21)
Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	29	38
Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	8	19
Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	1	2
Africa
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Africa | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Africa | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Africa | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	€ 0	€ 0